Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Financial Assets At Fair Value Through Other Comprehensive Income
8.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2019	December 31, 2020
Non-current
Investments in equity instruments at fair value through other comprehensive income (FVTOCI)
Foreign unlisted ordinary shares	$132,160	$-

In July 2018, the Company acquired ordinary shares of DotBio Pte. Ltd., as detailed in Note 17 (under the heading of Nanyang Technological University), which were not held for trading. The management believes that to recognize short-term fluctuations in the investments’ fair value in profit or loss would not be consistent with the Company’s purpose of holding the investments. As a result, the Company elected to designate the investments in equity instruments as at FVTOCI. As part of the annual fair value assessment, the fair value of  the investment has been determined to be Nil as of December 31, 2020, based on the Company’s evaluation on accounting judgements and estimation.